S-4 Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)			12 Months Ended
	Dec. 28, 2022	Feb. 01, 2021	Dec. 31, 2021	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Accounting Policies [Line Items]
Common stock issued from warrant conversion			905,094	371,468,806	80,792,496
TLG Acquisition One Corp
Accounting Policies [Line Items]
FDIC insured amount			$ 250,000	$ 250,000	$ 250,000
Cash equivalents			$ 0		$ 0	$ 0
Restricted investments term	185 days	185 days	185 days
Mezzanine equity, shares outstanding (in shares)			40,000,000	7,948,405	7,948,405
Deferred tax assets			$ 1,600,000	$ 297,000	$ 349,000
Unrecognized tax benefits			0	0	0
Accrued for interest and penalties			$ 0	$ 0	$ 0
Common Class A | TLG Acquisition One Corp
Accounting Policies [Line Items]
Mezzanine equity, shares outstanding (in shares)			40,000,000	7,948,405	7,948,405
Common stock issued from warrant conversion			20,000,000	20,000,000	20,000,000